Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses
Balance at beginning of year				$ 236,574				$ 140,074	$ 236,574	$ 140,074	$ 49,797
Charge-offs									(97,096)	(110,771)	(48,133)
Recoveries									14,313	12,271	910
Net (charge-offs) recoveries									(82,783)	(98,500)	(47,223)
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Balance at end of period	$ 273,791				$ 236,574				$ 273,791	$ 236,574	$ 140,074